Description of the Plan (Details) - EBP 004	12 Months Ended
	Dec. 31, 2025 USD ($) h	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Maximum contribution percentage	75.00%
Annual discretionary contribution, percentage	3.00%
Employer contributions	$ 10,272,001	$ 6,460,527
Participant, number of hours worked | h	1,000
Forfeited nonvested account, decrease from employer	$ 227,624	671,771
Forfeited account balance	0	$ 0
Maximum loan amount available	$ 50,000
Maximum borrowing to total account, percent	50.00%
Minimum loan amount available	$ 500
Repayment of loans, general loan, term	5 years
Repayment of loans, primary residence, term	10 years
Maximum
EBP, Description of Plan [Line Items]
Participant compensation matched, percentage	6.00%
EBP, Employer Contribution, Match One
EBP, Description of Plan [Line Items]
Employer contribution matching percentage	200.00%
Participant compensation matched, percentage	2.00%
EBP, Employer Contribution, Match Two
EBP, Description of Plan [Line Items]
Employer contribution matching percentage	50.00%
Participant compensation matched, percentage	4.00%
EBP, Employer Matching Contribution
EBP, Description of Plan [Line Items]
Employer contribution vesting percentage	100.00%
EBP, Discretionary Profit Sharing Contribution
EBP, Description of Plan [Line Items]
Employer contribution vesting percentage	100.00%
EBP, Fixed Rate Contribution
EBP, Description of Plan [Line Items]
Employer contribution vesting serice period	3 years